Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	91 Months Ended	93 Months Ended	107 Months Ended	110 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024 [4]	Oct. 31, 2024 [7]	Oct. 31, 2024 [13]	Oct. 31, 2024
American Funds Retirement Income Portfolio - Conservative - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class A (with sales charge)
Average Annual Return, Percent	[1]	10.70%	3.24%				4.25%	[2]
American Funds Retirement Income Portfolio - Conservative - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class C (with sales charge)
Average Annual Return, Percent	[1]	15.70%	3.74%				4.29%	[3]
American Funds Retirement Income Portfolio - Conservative - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class T (with sales charge)
Average Annual Return, Percent	[1]	14.83%	4.23%	4.67%
American Funds Retirement Income Portfolio - Conservative - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class F-1
Average Annual Return, Percent	[1]	17.50%	4.44%				4.90%	[5]
American Funds Retirement Income Portfolio - Conservative - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class F-2
Average Annual Return, Percent	[1]	17.78%	4.69%				5.16%	[6]
American Funds Retirement Income Portfolio - Conservative - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class F-3
Average Annual Return, Percent	[1]	17.91%	4.80%		5.14%
American Funds Retirement Income Portfolio - Conservative - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class R-1
Average Annual Return, Percent	[1]	16.69%	3.72%				4.21%	[8]
American Funds Retirement Income Portfolio - Conservative - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class R-2
Average Annual Return, Percent	[1]	16.66%	3.79%				4.33%	[9]
American Funds Retirement Income Portfolio - Conservative - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class R-2E
Average Annual Return, Percent	[1]	16.99%	4.15%				4.81%	[10]
American Funds Retirement Income Portfolio - Conservative - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class R-3
Average Annual Return, Percent	[1]	17.17%	4.15%				4.63%	[11]
American Funds Retirement Income Portfolio - Conservative - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class R-4
Average Annual Return, Percent	[1]	17.54%	4.44%				4.90%	[12]
American Funds Retirement Income Portfolio - Conservative - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class R-5E
Average Annual Return, Percent	[1]	17.74%	4.68%			5.05%
American Funds Retirement Income Portfolio - Conservative - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class R-5
Average Annual Return, Percent	[1]	17.93%	4.75%				5.17%	[14]
American Funds Retirement Income Portfolio - Conservative - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class R-6
Average Annual Return, Percent	[1]	17.89%	4.79%				5.23%	[15]
American Funds Retirement Income Portfolio - Moderate - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class A (with sales charge)
Average Annual Return, Percent	[1]	14.01%	4.76%				5.52%	[2]
American Funds Retirement Income Portfolio - Moderate - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class C (with sales charge)
Average Annual Return, Percent	[1]	19.15%	5.25%				5.55%	[3]
American Funds Retirement Income Portfolio - Moderate - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class T (with sales charge)
Average Annual Return, Percent	[1]	18.23%	5.76%	5.90%
American Funds Retirement Income Portfolio - Moderate - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class F-1
Average Annual Return, Percent	[1]	20.85%	5.96%				6.16%	[5]
American Funds Retirement Income Portfolio - Moderate - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class F-2
Average Annual Return, Percent	[1]	21.13%	6.22%				6.43%	[6]
American Funds Retirement Income Portfolio - Moderate - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class F-3
Average Annual Return, Percent	[1]	21.37%	6.32%		6.38%
American Funds Retirement Income Portfolio - Moderate - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class R-1
Average Annual Return, Percent	[1]	20.05%	5.20%				5.46%	[8]
American Funds Retirement Income Portfolio - Moderate - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class R-2
Average Annual Return, Percent	[1]	20.32%	5.43%				5.69%	[9]
American Funds Retirement Income Portfolio - Moderate - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class R-2E
Average Annual Return, Percent	[1]	20.45%	5.62%				6.03%	[10]
American Funds Retirement Income Portfolio - Moderate - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class R-3
Average Annual Return, Percent	[1]	20.65%	5.76%				6.00%	[11]
American Funds Retirement Income Portfolio - Moderate - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class R-4
Average Annual Return, Percent	[1]	21.00%	6.00%				6.21%	[12]
American Funds Retirement Income Portfolio - Moderate - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class R-5E
Average Annual Return, Percent	[1]	21.10%	6.23%			6.30%
American Funds Retirement Income Portfolio - Moderate - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class R-5
Average Annual Return, Percent	[1]	21.23%	6.25%				6.41%	[14]
American Funds Retirement Income Portfolio - Moderate - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class R-6
Average Annual Return, Percent	[1]	21.22%	6.31%				6.50%	[15]
American Funds Retirement Income Portfolio - Enhanced - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class A (with sales charge)
Average Annual Return, Percent	[1]	17.14%	6.11%				6.69%	[2]
American Funds Retirement Income Portfolio - Enhanced - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class C (with sales charge)
Average Annual Return, Percent	[1]	22.41%	6.62%				6.72%	[3]
American Funds Retirement Income Portfolio - Enhanced - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class T (with sales charge)
Average Annual Return, Percent	[1]	21.41%	7.14%	7.04%
American Funds Retirement Income Portfolio - Enhanced - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class F-1
Average Annual Return, Percent	[1]	24.10%	7.31%				7.33%	[5]
American Funds Retirement Income Portfolio - Enhanced - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class F-2
Average Annual Return, Percent	[1]	24.51%	7.60%				7.61%	[6]
American Funds Retirement Income Portfolio - Enhanced - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class F-3
Average Annual Return, Percent	[1]	24.56%	7.69%		7.53%
American Funds Retirement Income Portfolio - Enhanced - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class R-1
Average Annual Return, Percent	[1]	23.32%	6.64%				6.79%	[8]
American Funds Retirement Income Portfolio - Enhanced - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class R-2
Average Annual Return, Percent	[1]	23.52%	6.81%				6.83%	[9]
American Funds Retirement Income Portfolio - Enhanced - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class R-2E
Average Annual Return, Percent	[1]	23.62%	6.89%				7.13%	[10]
American Funds Retirement Income Portfolio - Enhanced - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class R-3
Average Annual Return, Percent	[1]	23.86%	7.12%				7.11%	[11]
American Funds® Retirement Income Portfolio - Enhanced -Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class R-4
Average Annual Return, Percent	[1]	24.41%	7.47%				7.45%	[12]
American Funds Retirement Income Portfolio — Enhanced - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class R-5E
Average Annual Return, Percent	[1]	24.41%	7.55%			7.40%
American Funds Retirement Income Portfolio - Enhanced - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class R-5
Average Annual Return, Percent	[1]	24.53%	7.67%				7.62%	[14]
American Funds Retirement Income Portfolio — Enhanced - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class R-6
Average Annual Return, Percent	[1]	24.60%	7.71%				7.69%	[15]
Without Sales Load [Member] | American Funds Retirement Income Portfolio - Conservative - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class A (without sales charge)
Average Annual Return, Percent	[1]	17.49%	4.47%				4.92%	[2]
Without Sales Load [Member] | American Funds Retirement Income Portfolio - Conservative - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class C (without sales charge)
Average Annual Return, Percent	[1]	16.70%	3.74%				4.29%	[3]
Without Sales Load [Member] | American Funds Retirement Income Portfolio - Conservative - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Conservative — Class T (without sales charge)
Average Annual Return, Percent	[1]	17.80%	4.76%	5.02%
Without Sales Load [Member] | American Funds Retirement Income Portfolio - Moderate - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class A (without sales charge)
Average Annual Return, Percent	[1]	20.94%	6.01%				6.20%	[2]
Without Sales Load [Member] | American Funds Retirement Income Portfolio - Moderate - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class C (without sales charge)
Average Annual Return, Percent	[1]	20.15%	5.25%				5.55%	[3]
Without Sales Load [Member] | American Funds Retirement Income Portfolio - Moderate - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Moderate — Class T (without sales charge)
Average Annual Return, Percent	[1]	21.28%	6.31%	6.26%
Without Sales Load [Member] | American Funds Retirement Income Portfolio - Enhanced - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class A (without sales charge)
Average Annual Return, Percent	[1]	24.24%	7.38%				7.38%	[2]
Without Sales Load [Member] | American Funds Retirement Income Portfolio - Enhanced - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class C (without sales charge)
Average Annual Return, Percent	[1]	23.41%	6.62%				6.72%	[3]
Without Sales Load [Member] | American Funds Retirement Income Portfolio - Enhanced - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Retirement Income Portfolio — Enhanced — Class T (without sales charge)
Average Annual Return, Percent	[1]	24.56%	7.69%	7.40%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[16]	38.02%	15.27%	14.36%	14.43%	13.90%	14.21%	[2],[3],[5],[6],[8],[9],[10],[11],[12],[14],[15]
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent	[16]	16.54%	4.05%	4.57%	4.62%	4.56%	4.57%	[2],[3],[5],[6],[8],[9],[10],[11],[12],[14],[15]
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[16]	10.55%	(0.23%)	1.31%	1.40%	1.50%	1.48%	[2],[3],[5],[6],[8],[9],[10],[11],[12],[14],[15]

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class A shares were first offered on August 28, 2015.
[3]	Class C shares were first offered on August 28, 2015.
[4]	Class T shares were first offered on April 7, 2017.
[5]	Class F-1 shares were first offered on August 28, 2015.
[6]	Class F-2 shares were first offered on August 28, 2015.
[7]	Class F-3 shares were first offered on January 27, 2017.
[8]	Class R-1 shares were first offered on August 28, 2015.
[9]	Class R-2 shares were first offered on August 28, 2015.
[10]	Class R-2E shares were first offered on August 28, 2015.
[11]	Class R-3 shares were first offered on August 28, 2015.
[12]	Class R-4 shares were first offered on August 28, 2015.
[13]	Class R-5E shares were first offered on November 20, 2015.
[14]	Class R-5 shares were first offered on August 28, 2015.
[15]	Class R-6 shares were first offered on August 28, 2015.
[16]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.